Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Fund	Dec. 30, 2022
Fidelity Series Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(4.14%)
Since Inception	3.81%
Fidelity Series Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.24%)
Since Inception	3.05%
Fidelity Series Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.24%)
Since Inception	2.71%
MC041
Average Annual Return:
Past 1 year	(2.53%)
Since Inception	6.67%	[1]

[1]	A From August 29, 2018